497(e)
                                                                       333-60730

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 10, 2011 TO THE CURRENT PROSPECTUSES FOR:

RETIREMENT CORNERSTONE(R) SERIES                 ACCUMULATOR(R) SERIES

--------------------------------------------------------------------------------

FOR DELIVERY TO CITI PERSONAL WEALTH MANAGEMENT CUSTOMERS

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

Your contract date will generally be the business day Citi Personal Wealth Management ("CPWM")+ receives your initial contribution and all information needed to process your request, along with any required documents, and transmits your request to us in accordance with our processing procedures. We may reject your request and return your contribution or issue your contract on a later date if any of the limitations described below apply.

SUBSEQUENT CONTRIBUTIONS

Any additional contributions you may make will generally be applied to your contract on the business day CPWM receives the additional contribution from you and transmits your order to us in accordance with our processing procedures. We may reject your order and return your additional contribution or credit your additional contribution to your contract at a later date if any of the limitations described below apply.

LIMITATIONS

For both initial and subsequent contributions, you must provide all information and documents we require. The amount of the initial or additional contribution you are making must be permitted under your contract. Your request and contribution must be made in accordance with all the other terms and conditions described in our Prospectus.

We consider CPWM to be a "processing office" for the purpose of receiving requests and contributions as described above. This means that we will process your request on the same business day it is received ("same day processing") by CPWM. After receiving your contribution, together with all required information and documents, from you, CPWM must deliver them to us in accordance with our processing arrangements with CPWM.

Same day processing may not be available for all transactions or in every state. These transactions include:

o Initial or subsequent contributions to the Guaranteed benefit account value (for Retirement Cornerstone(R) Series contracts only), and

o Initial or subsequent contributions to Option B (Accumulator(R) Series contracts only)

We will not process these transactions until the business day on which CPWM transmits your request and all required items to us. This may be a different business day than the business day on which CPWM received your request and all required items.

CPWM may establish a "closing time" under our same day processing arrangement that is earlier than the end of our business day. Any such earlier closing time may be established without prior notice to you. Also, while we are generally open on the same business days as CPWM, if we are not open, same day processing will not apply.







----------
+ Citi Personal Wealth Management (CPWM), is a business of Citigroup, Inc, which offers securities through Citigroup Global Markets Inc. ("CGMI").


IM-30-10 (10/11)                                                        e14559
RC 1.0 and 11.0 and Acc. 9.0 and 11.0/NB                CAT NO. 148377 (10/11)

We or CPWM may change or discontinue these arrangements at any time without prior notice. If you are no longer a client of CPWM and move your contract to a different firm, the above procedures will no longer apply, although we may have similar arrangements with your new firm.

You may always make subsequent contributions under your contract by any other method described in the Prospectus for your contract, as supplemented from time to time. All requests and contributions are subject to acceptance.


















Retirement Cornerstone(R) Series and Accumulator(R) Series is issued by and are registered service marks of AXA Equitable Life Insurance Company
                                (AXA Equitable).
   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.


   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 10, 2011 TO THE CURRENT PROSPECTUSES FOR:

RETIREMENT CORNERSTONE(R) SERIES ACCUMULATOR(R) SERIES

--------------------------------------------------------------------------------

FOR DELIVERY TO MORGAN STANLEY SMITH BARNEY CUSTOMERS

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.


Please note the following information:


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

Your contract date will generally be the business day Morgan Stanley Smith Barney ("MSSB") receives your initial contribution and all information needed to process your request, along with any required documents, and transmits your request to us in accordance with our processing procedures. We may reject your request and return your contribution or issue your contract on a later date if any of the limitations described below apply.


SUBSEQUENT CONTRIBUTIONS

Any additional contributions you may make will generally be applied to your contract on the business day MSSB receives the additional contribution from you and transmits your order to us in accordance with our processing procedures. We may reject your order and return your additional contribution or credit your additional contribution to your contract at a later date if any of the limitations described below apply.


LIMITATIONS

For both initial and subsequent contributions, you must provide all information and documents we require. The amount of the initial or additional contribution you are making must be permitted under your contract. Your request and contribution must be made in accordance with all the other terms and conditions described in our Prospectus.

We consider MSSB to be a "processing office" for the purpose of receiving requests and contributions as described above. This means that we will process your request on the same business day it is received ("same day processing") by MSSB. After receiving your contribution, together with all required information and documents, from you, MSSB must deliver them to us in accordance with our processing arrangements with MSSB.

Same day processing may not be available for all transactions or in every state. These transactions include:

o Initial or subsequent contributions to the Guaranteed benefit account value (for Retirement Cornerstone(R) Series contracts only), and

o Initial or subsequent contributions to Option B (Accumulator(R) Series contracts only)

We will not process these transactions until the business day on which MSSB transmits your request and all required items to us. This may be a different business day than the business day on which MSSB received your request and all required items.

MSSB may establish a "closing time" under our same day processing arrangement that is earlier than the end of our business day. Any such earlier closing time may be established without prior notice to you. Also, while we are generally open on the same business days as MSSB, if we are not open, same day processing will not apply.


IM-09-59 (10/11)                                                        e14443
RC 1.0 and 11.0 and Acc. 9.0 and 11.0/NB                CAT NO. 142502 (10/11)

We or MSSB may change or discontinue these arrangements at any time without prior notice. If you are no longer a client of MSSB and move your contract to a different firm, the above procedures will no longer apply, although we may have similar arrangements with your new firm.

You may always make subsequent contributions under your contract by any other method described in the Prospectus for your contract, as supplemented from time to time. All requests and contributions are subject to acceptance.










Retirement Cornerstone(R) Series and Accumulator(R) Series is issued by and are registered service marks of AXA Equitable Life Insurance Company
                                (AXA Equitable).
   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.


   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

2